CONESTOGA FUNDS

CONESTOGA SMALL CAP FUND

Supplement dated July 27, 2026

To the Summary Prospectus and Prospectus

dated January 31, 2026, as supplemented to date

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS AND Prospectus. THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS AND Prospectus.

At a special meeting on July 24, 2026, the Board of Trustees of the Conestoga Funds considered and approved the re-opening of the Conestoga Small Cap Fund, effective immediately.

Accordingly, the following changes are made to the Summary Prospectus and Prospectus, as applicable, effective immediately:

1.	The third paragraph under the section “Fund Summaries—Conestoga Small Cap Fund—Purchase and Sale of Fund Shares” of the Summary Prospectus and Prospectus is hereby deleted in its entirety.

2.	The section entitled “Small Cap Fund Closure” under the “INVESTING IN THE FUNDS” section of the Prospectus is hereby deleted in its entirety.

3.	The first paragraph under the section “INVESTING IN THE FUNDS—Exchanging Shares” of the Prospectus is hereby deleted in its entirety.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE